Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Sep. 30, 2025
Class A Ordinary Shares
Ordinary shares, par value	$ 0.00000001	$ 2.40
Ordinary share, shares authorized	4,500,000,000	5,000,000,000
Ordinary share, shares issued	13,813,417	5,481,874
Ordinary share, shares outstanding	13,813,417	5,481,874
Class B Ordinary Shares
Ordinary shares, par value	$ 0.00000001	$ 0.00000001
Ordinary share, shares authorized	500,000,000	500,000,000
Ordinary share, shares issued	1,791	1,791
Ordinary share, shares outstanding	1,791	1,791